Equity (Schedule of Stock Option Activity) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Number of Options
Options outstanding as of January 1, 2015	1,719,241
Granted	4,360
Exercised	(107,914)	(224,258)
Forfeited	(43,584)
Options outstanding as of June 30, 2015	1,572,103
Options exercisable as of June 30, 2015	961,482
Weighted Average Exercise Price
Options outstanding as of January 1, 2015	$ 43.89
Granted	55.94
Exercised	20.01
Forfeited	59.54
Options outstanding as of June 30, 2015	44.62
Options exercisable as of June 30, 2015	$ 26.73